Stock Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation	$ 70,156	$ 40,000
Options granted, weighted-average grant date fair value	$ 1.68
Exercise price
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.91	$ 0.91	$ 0.91
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 3.00	$ 1.01	$ 1.01
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Plan, shares of common stock reserved for issuance	1,500,000
Stock based compensation	70,156	18,000
Dividend rate	0.00%	0.00%
Risk free interest rate, minimum	1.00%	1.00%
Risk free interest rate, maximum	2.50%	2.50%
Volatility	60.00%	60.00%
Aggregate intrinsic value of options outstanding	1,013,000
Aggregate intrinsic value of exercisable options	547,000
Options granted, weighted-average grant date fair value	$ 1.68	$ 0.51
Common stock issued during period	204,499	134,243
Option vesting period	3 years
Contractual term	10 years
Incremental compensation expense		22,000
Unrecognized compensation cost related to unvested stock-based awards	$ 367,000
Unrecognized compensation cost, recognition period	1 year 10 months 28 days
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	2 years	2 years
Exercise price	$ 0.91	$ 0.91
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	6 years 6 months	6 years 6 months
Exercise price	$ 3.00	$ 1.01